Others	6 Months Ended
Jun. 30, 2025
Others [Abstract]
Others

12. Others

(1)	Capital management

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to provide returns for shareholders and to maintain an optimal capital structure to reduce the cost of capital. In order to maintain or adjust the capital structure, the Company may adjust the amounts of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt. The Company monitors capital on the basis of the gearing ratio. This ratio is calculated as net debt divided by total capital. Net debt is calculated as total borrowings (including ‘current and non-current borrowings’ as shown in the consolidated balance sheet) less cash and cash equivalents. Total capital is calculated as ‘equity’ as shown in the consolidated balance sheet plus net debt.

During the six months ended June 30, 2025, the Company monitors funds by regularly reviewing the ratio of liabilities to assets. The gearing ratios at June 30, 2025, December 31, 2024 and June 30, 2024, were as follows:

	June 30, 2025	December 31, 2024	June 30, 2024
Total borrowings	120,757	133,875	165,481
Total asset	298,402	315,164	418,068
Gearing ratio	40.47%	42.48%	39.58%
(2)	Financial instruments

A.	Financial instruments by category

	30-Jun-25	31-Dec-24	30-Jun-24
Financial assets
Financial assets at amortised cost
Cash and cash equivalents	53,349	117,748	150,108
Financial assets at amortised cost	82,400	82,000	97,350
Accounts receivable	3,454	6,557	4,714
Other receivables	154	24	18
Guarantee deposits paid	2,441	13,754	5,765
	$141,798	$220,083	$257,955

	30-Jun-25	31-Dec-24	30-Jun-24
Financial liabilities
Financial liabilities at amortised cost
Short-term borrowings	90,000	90,000	90,000
Accounts payable	151	16	346
Other accounts payable	15,226	109,277	11,561
Other payables to related parties	-	-	2,487
Long-term borrowings (including current portion)	36,983	43,875	47,893
	$142,360	$243,168	$152,287

	30-Jun-25	31-Dec-23	30-Jun-24
Current lease liabilities	13,416	12,190	5,562
Non-current lease liabilities	6,152	13,474	3,259
	$19,568	$25,664	$8,821

B.	Financial risk management policies

(a)	The Company’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk, interest rate risk and price risk), credit risk and liquidity risk. To minimise any adverse effects on the financial performance of the Company, derivative financial instruments, such as foreign exchange forward contracts and foreign currency option contracts are used to hedge certain exchange rate risk, and interest rate swaps are used to fix variable future cash flows. Derivatives are used exclusively for hedging purposes and not as trading or speculative instruments.

(b)	Risk management is carried out by a central treasury department (Company treasury) under policies approved by the Board of Directors. Company treasury identifies, evaluates and hedges financial risks in close co-operation with the Company’s operating units. The Board provides written principles for overall risk management, as well as written policies covering specific areas and matters, such as foreign exchange risk, interest rate risk, credit risk, use of derivative financial instruments and non-derivative financial instruments, and investment of excess liquidity.
C.	Significant financial risks and degrees of financial risks

(a)	Market risk

Foreign exchange risk

i.	The Company operates internationally and is exposed to foreign exchange risk arising from the transactions of the Company and its subsidiaries used in various functional currency, primarily with respect to the USD and RMB. Foreign exchange risk arises from future commercial transactions and recognised assets and liabilities.

ii.	The Company’s businesses involve some non-functional currency operations (the Company’s and certain subsidiaries’ functional currency: NTD; other certain subsidiaries’ functional currency:USD). The information on assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:

	June 30, 2025
	Foreign currency amount				Effect on	Effect on other
(Foreign currency: functional currency)	(In thousands)	Exchange rate	Book value (NTD)	Degree of variation	profit or loss	comprehensive income
Financial assets
Monetary items
USD:NTD	$1,548	29.3	$45,356	9.7%	$4,400	$-

	December 31, 2024
	Foreign currency amount				Effect on	Effect on other
(Foreign currency: functional currency)	(In thousands)	Exchange rate	Book value (NTD)	Degree of variation	profit or loss	comprehensive income
Financial assets
Monetary items
USD:NTD	$3,356	32.78	$110,010	1%	$110	$-

	June 30, 2024
	Foreign currency amount				Effect on	Effect on other
(Foreign currency: functional currency)	(In thousands)	Exchange rate	Book value (NTD)	Degree of variation	profit or loss	comprehensive income
Financial assets
Monetary items
USD:NTD	$8,882	32.45	$288,221	1%	$2,882	$-
Financial liabilities
Monetary items
USD:NTD	$78	32.45	$2,531	1%	$25	$-
iii.	Total exchange gain, including realised and unrealised, arising from significant foreign exchange variation on the monetary items held by the Company for the six months ended June 30, 2025 and 2024 amounted to $517 and $14,389, respectively.

Cash flow and fair value Interest rate risk

i.	The Company’s main interest rate risk arises from short-term/long-term borrowings with variable rates, which expose the Company to cash flow interest rate risk. During January 1 to June 30, 2025 and 2024, the Company’s borrowings at variable rate were mainly denominated in New Taiwan dollars.

ii.	If the borrowing interest rate of dollars had increased/decreased by 1% with all other variables held constant, profit, net of tax for the six months ended June 30, 2025 and 2024 would have increased/decreased by $ 524 and $ 552, respectively. The main factor is that changes in interest expense result in floating-rate borrowings.

(b)	Credit risk

i.	Credit risk refers to the risk of financial loss to the Company arising from default by the clients or counterparties of financial instruments on the contract obligations. The main factor is that counterparties could not repay in full the accounts receivable based on the agreed terms, and the contract cash flows of debt instruments stated at amortised cost, at fair value through profit or loss and at fair value through other comprehensive income.

ii.	For banks and financial institutions, the Company transacts with a variety of banks and financial institutions, mainly domestic and overseas well-known financial institutions, to avoid concentration in any single counterparty and to minimize credit risk. The Company can only enter into the financial services and loan agreement provided by banks and financial institutions after being approved by the Board of Directors or authorized management according to the Company’s delegation of authorization policy. To prevent legal risks, the Company signs with banks and financial institutions after all documents are examined by counsel or legal advisors. The Company periodically checks the credit rating, conditions and quality of service as well as transactions. According to the Company’s operating condition, the credit limits and utilization of credit limits are monitored on a regular basis and maintained within a reasonable range to ensure it meets the needs of the operation.

iii.	The Company adopts the assumptions under IFRS 9, the default occurs when the contract payments are past due over 90 days.

iv.	The Company adopts the following assumptions under IFRS 9 to assess whether there has been a significant increase in credit risk on that instrument since initial recognition:

If the contract payments were past due over 30 days based on the terms, there has been a significant increase in credit risk on that instrument since initial recognition.

v.	The Company classifies customers’ accounts receivable in accordance with credit rating of customer. The Company applies the modified approach using a provision matrix based on the loss rate methodology to estimate expected credit loss under the provision matrix basis.

vi.	The following indicators are used to determine whether the credit impairment of debt instruments has occurred:

(i)	It becomes probable that the issuer will enter bankruptcy or other financial reorganisation due to their financial difficulties;

(ii)	The disappearance of an active market for that financial asset because of financial difficulties;

(iii)	Default or delinquency in interest or principal repayments;

(iv)	Adverse changes in national or regional economic conditions that are expected to cause a default.

vii.	The Company wrote-off the financial assets, which cannot be reasonably expected to be recovered, after initiating recourse procedures. However, the Company will continue executing the recourse procedures to secure their rights.

viii.	The Company used the future-prospective considerations to adjust historical and timely information to assess the default possibility of accounts receivable. On June 30, 2025, and 2024, the provision matrix is as follows:

	Six months ended June 30,2025
	Expected loss rate	Total book value	Loss allowance
Not past due	0.00%	2,864
Up to 30 days past due	0.00%	510
31~90 days	0.00%	293
More than 90 days	100.00%	23	23
Total		$3,690	$23

	Year ended December 31, 2024
	Expected loss rate	Total book value	Loss allowance
Not past due	0.00%	6,232
Up to 30 days past due	0.00%	236
31~90 days	0.00%
More than 90 days	100.00%
Total		$6,468

	Six months ended June 30, 2024
	Expected loss rate	Total book value	Loss allowance
Not past due	0.02%	4,049
Up to 30 days past due	0.15%	140
31~90 days	2.62%	6
More than 90 days	100.00%	8	8
Total		$4,203	$8

ix.	Movements in relation to the Company applying the modified approach to provide loss allowance for accounts receivable, contract assets and lease payments receivable are as follows:

	2025	2024
	Accounts receivable	Accounts receivable
At January 1	$23	$8
Reversal of impairment loss	-	-
At June 30	$23	$8

(c)	Liquidity risk

i.	Cash flow forecasting is performed in the operating entities of the Company and aggregated by Company treasury. Company treasury monitors rolling forecasts of the Company’s liquidity requirements to ensure it has sufficient cash to meet operational needs while maintaining sufficient headroom on its undrawn committed borrowing facilities at all times so that the Company does not breach borrowing limits or covenants (where applicable) on any of its borrowing facilities. Such forecasting takes into consideration the Company’s debt financing plans, covenant compliance, compliance with internal balance sheet ratio targets and, if applicable external regulatory.
ii.	The Company has the following undrawn borrowing facilities:

	30-Jun-25	31-Dec-24	30-Jun-24
Fixed rate:
Expiring beyond one year	-	-	$13,040

iii.	The table below analyses the Company’s non-derivative financial liabilities and net-settled or gross-settled derivative financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet date to the contractual maturity date for non-derivative financial liabilities and to the expected maturity date for derivative financial liabilities. The amounts disclosed in the table are the contractual undiscounted cash flows.

30-Jun-25	Less than 1 year	Between 1 and 2 years	Over 2 years	Total
Non-derivative financial liabilities
Short-term borrowings	90,000	-	-	90,000
Accounts payable	151	-	-	151
Other payables	15,226	-	-	15,226
Lease liability	3,347	1,063	957	5,367
Long-term borrowings (including current portion)	1,149	12,118	7,719	20,986

31-Dec-24	Less than 1 year	Between 1 and 2 years	Over 2 years	Total
Non-derivative financial liabilities
Short-term borrowings	90,000	-	-	90,000
Accounts payable	16	-	-	16
Other payables	109,227	-	-	109,227
Lease liability	5,763	1,287	1,533	8,583
Long-term borrowings (including current portion)	1,149	12,918	9,447	23,514

30-Jun-24	Less than 1 year	Between 1 and 2 years	Over 2 years	Total
Non-derivative financial liabilities
Short-term borrowings	91,791	$-	$-	91,791
Accounts payable	346	-	-	346
Other payables	11,561	-	-	11,561
Other payables to related parties	2,487	-	-	2,487
Lease liability	5,763	1,684	1,755	9,202
Long-term borrowings (including current portion)	11,109	12,383	25,420	48,912
(3)	Fair value information

A.	The different levels that the inputs to valuation techniques are used to measure fair value of financial and non-financial instruments have been defined as follows:

Level 1:	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date. A market is regarded as active where a market in which transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3:	Unobservable inputs for the asset or liability. The fair value of the Company’s equity investment without active market is included in Level 3.

B.	Financial instruments not measured at fair value

Except for those listed in the table below, the carrying amounts of cash and cash equivalents, notes receivable, accounts receivable, other receivables, short-term borrowings, notes payable, accounts payable and other payables are approximate to their fair values.

C.	The Company has no financial/ non-financial instruments measured at fair value.